Financial Instruments	12 Months Ended
Aug. 31, 2020
Financial Instruments [Abstract]
Financial Instruments
6	Financial Instruments

The following tables summarize financial instruments by category:

	As at August 31, 2020

	Amortized cost	Fair value through other comprehensive income	Total

Financial assets
Cash	$32,818	$–	$32,818
Short-term investments	$–	$919	$919
Accounts receivable	$59,328	$–	$59,328
Forward exchange contracts	$–	$1,587	$1,587
Financial liabilities
Bank loan	$32,737	$–	$32,737
Accounts payable and accrued liabilities	$41,238	$–	$41,238
Other liabilities	$4,032	$–	$4,032
Long-term debt	$4,220	$–	$4,220
Forward exchange contracts	$–	$110	$110

	As at August 31, 2019

	Amortized cost	Fair value through other comprehensive income	Total

Financial assets
Cash	$16,518	$–	$16,518
Short-term investments	$–	$2,918	$2,918
Accounts receivable	$54,834	$–	$54,834
Forward exchange contracts	$–	$79	$79
Financial liabilities
Bank loan	$5,000	$–	$5,000
Accounts payable and accrued liabilities	$49,945	$–	$49,945
Other liabilities	$1,606	$–	$1,606
Long-term debt	$5,742	$–	$5,742
Forward exchange contracts	$–	$1,057	$1,057

Fair value

Cash, accounts receivable, bank loan, accounts payable and accrued liabilities and other liabilities are financial instruments whose carrying values approximate their fair values due to their short-term maturities. The fair value of the long-term debt amounted to $5,644,000 and $4,115,000 as at August 31, 2019 and 2020 respectively.

The fair value of derivative and non-derivative financial assets and financial liabilities measured at fair value by level of hierarchy is as follows:

	As at August 31, 2020		As at August 31, 2019
	Level 1	Level 2	Level 1	Level 2
Financial assets
Short-term investments	$919	$–	$2,918	$–
Forward exchange contracts	$–	$1,587	$–	$79

Financial liabilities
Forward exchange contracts	$–	$110	$–	$1,057

Valuation techniques used to value financial instruments are as follows:

The fair value of the long-term debt is estimated by discounting expected cash flows at rates currently offered to the company for debts of the same remaining maturities and conditions.

The fair value of forward exchange contracts is based on the amount at which they could be settled based on estimated current market rates.

Market risk

Currency risk

The functional currency of the company is the Canadian dollar. The company is exposed to currency risk as a result of its export sales of products manufactured in Canada, China, France and Finland, the majority of which are denominated in US dollars and euros. This risk is partially hedged by forward exchange contracts and certain cost of sales and operating expenses (US dollars and euros). In addition, the company is exposed to currency risk as a result of its research and development activities in India (Indian rupees). This risk is partially hedged by forward exchange contracts. Forward exchange contracts, which are designated as cash flow hedging instruments, qualify for hedge accounting.

As at August 31, 2019 and 2020, the company held contracts to sell US dollars for Canadian dollars and Indian rupees at various forward rates, which are summarized as follows:

US dollars – Canadian dollars

Expiry dates	Contractual amounts	Weighted average contractual forward rates

As at August 31, 2019
September 2019 to August 2020	$35,500	1.3013
September 2020 to August 2021	19,900	1.3107
September 2021 to July 2022	6,000	1.3216
Total	$61,400	1.3063

As at August 31, 2020
September 2020 to August 2021	$36,100	1.3283
September 2021 to August 2022	18,800	1.3492
September 2022 to February 2023	3,600	1.3324
Total	$58,500	1.3353

US dollars – Indian rupees

Expiry dates	Contractual amount	Weighted average contractual forward rate

As at August 31, 2019
September 2019 to August 2020	$3,500	71.48

As at August 31, 2020
September 2020 to February 2021	$1,500	77.56

The carrying amount of forward exchange contracts is equal to fair value, which is based on the amount at which they could be settled based on estimated current market rates.

As at August 31, 2020, forward exchange contracts in the amount of $1,018,000 are presented as current assets in other accounts receivable, forward exchange contracts in the amount of $569,000 are presented as long-term assets in other long-term assets, and forward exchange contracts in the amount of $110,000 are presented as current liabilities in accounts payable and accrued liabilities in the consolidated balance sheet. Forward exchange contracts of $40,000, included in other accounts receivable, for which related hedged sales are recognized, are recorded in the consolidated statement of earnings. Otherwise, other forward exchange contracts are not yet recorded in the consolidated statement of earnings and are recorded in other comprehensive income.

As at August 31, 2019, forward exchange contracts in the amount of $79,000 are presented as current assets in other accounts receivable, forward exchange contracts in the amount of $845,000 are presented as current liabilities in accounts payable and accrued liabilities, and forward exchange contracts in the amount of $212,000 are presented as long-term liabilities in other long-term liabilities in the consolidated balance sheet. Forward exchange contracts of $167,000, included in other accounts payable and accrued liabilities, for which related hedged sales were recognized, were recorded in the consolidated statement of earnings. Otherwise, other forward exchange contracts were not yet recorded in the consolidated statement of earnings and are recorded in other comprehensive income.

Based on the portfolio of forward exchange contracts as at August 31, 2020, the company estimates that the portion of net unrealized gains on these contracts as of that date, which will be realized and reclassified from accumulated other comprehensive loss to net earnings over the next 12 months, amounts to $868,000.

For the years ended August 31, 2018, 2019 and 2020, the company recorded within its sales the following foreign exchange gains (losses) on forward exchange contracts:

	Years ended August 31,
	2020	2019	2018

Gains (losses) on forward exchange contracts	$(1,028)	$(591)	$875

The following table summarizes significant derivative and non-derivative financial assets and financial liabilities that are subject to currency risk as at August 31, 2019 and 2020 and for which such risk is charged to earnings:

	As at August 31,
	2020		2019

	Carrying/nominal amount (in thousands of US dollars)	Carrying/nominal amount (in thousands of euros)	Carrying/nominal amount (in thousands of US dollars)	Carrying/nominal amount (in thousands of euros)

Financial assets
Cash	$10,147	€8,152	$5,531	€3,129
Accounts receivable	33,681	8,807	30,451	6,389
	43,828	16,959	35,982	9,518
Financial liabilities
Bank loan	22,000	–	5,000	–
Accounts payable and accrued liabilities	8,683	1,693	12,563	2,218
Forward exchange contracts (nominal value)	6,100	–	5,800	–
	36,783	1,693	23,363	2,218
Net exposure	$7,045	€15,266	$12,619	€7,300

In addition to these assets and liabilities, the company has derivative financial liabilities for its outstanding forward exchange contracts in the amount (nominal value) of $61,400,000 and $58,500,000 as at August 31, 2019 and 2020 respectively for which the currency risk is charged to other comprehensive income.

The value of the Canadian dollar compared to the US dollar was CA$1.3294 = US$1.00 and CA$1.3041 = US$1.00 as at August 31, 2019 and 2020 respectively.

The value of the Canadian dollar compared to the euro was CA$1.4672 = €1.00 and CA$1.5571 = €1.00 as at August 31, 2019 and 2020 respectively.

The following sensitivity analysis summarizes the effect that a change in the value of the Canadian dollar (compared to the US dollar and euro) on derivative and non-derivative financial assets and financial liabilities denominated in US dollars and euros would have on the net loss, net loss per diluted share and comprehensive income, based on the foreign exchange rates as at August 31, 2019 and 2020:

•
An increase (decrease) of 10% in the period-end value of the Canadian dollar compared to the US dollar would increase (decrease) the net loss by $1,166,000, or $0.02 per share, and $962,000, or $0.02 per share, as at August 31, 2019 and 2020 respectively.

•
An increase (decrease) of 10% in the period-end value of the Canadian dollar compared to the euro would increase (decrease) the net loss by $796,000, or $0.01 per share, and $1,496,000 or $0.03 per share, as at August 31, 2019 and 2020 respectively.

•
An increase (decrease) of 10% in the period-end value of the Canadian dollar compared to the US dollar would increase (decrease) other comprehensive loss by $4,072,000 and $3,769,000 as at August 31, 2019 and 2020 respectively.

The impact of the change in the value of the Canadian dollar compared to the US dollar and the euro on these derivative and non-derivative financial assets and financial liabilities is recorded in the foreign exchange gain or loss line item in the consolidated statements of earnings, except for outstanding forward contracts, and except for those of foreign operations, whose impact is recorded in other comprehensive income. The change in the value of the Canadian dollar compared to the US dollar and the euro also affects the company’s balances of income tax recoverable or payable, as well as deferred income tax assets and liabilities denominated in US dollars and euros; this may result in additional and significant foreign exchange gains or losses. However, these tax-related assets and liabilities are not considered financial instruments and are therefore excluded from the sensitivity analysis above. The foreign exchange rate fluctuations also flow through the consolidated statements of earnings line items, as a significant portion of the company’s cost of sales and operating expenses are denominated in Canadian dollars, euros, British pounds and Indian rupees, and the company reports its results in US dollars; that effect is not reflected in the sensitivity analysis above.

Interest rate risk

The company has limited exposure to interest rate risk. The company is mainly exposed to interest rate risks through its cash, short-term investments, bank loan, long-term debt and other liabilities.

The company analyzes its interest risk exposure on an ongoing basis. A change in interest rate of 1% would have an insignificant impact on net loss and comprehensive loss.

Short-term investments

Short-term investments consist of the following:

	As at August 31,
	2020	2019

Term deposits denominated in Indian rupees, bearing interest at annual rates of 5.1% to 7.0% in 2019 and 3.0% to 6.3% in 2020, maturing on different dates between September 2019 and May 2020 in 2019 and December 2020 and February 2023 in 2020	$728	$2,548
Other	191	370
	$919	$2,918

Due to their short-term maturity, the company’s short-term investments are not subject to a significant fair value interest rate risk. Accordingly, changes in fair value have been nominal to the degree that amortized cost approximates the fair value. Any change in the fair value of the company’s short-term investments, all of which are classified as financial assets at fair value through other comprehensive income, is recorded in the consolidated statements of comprehensive income.

Other financial instruments

Short-term other liabilities bear interest at EURIBOR, plus a margin. Accounts receivable and accounts payable and accrued liabilities are non-interest-bearing financial assets and financial liabilities.

Credit risk

Financial instruments that potentially subject the company to credit risk consist of cash, short-term investments, accounts receivable, other assets and forward exchange contracts (with a positive fair value). As at August 31, 2020, the company’s short-term investments consist of debt instruments issued by high-credit-quality corporations. These debt instruments are not expected to be affected by a significant credit risk. The company’s cash and forward exchange contracts are held with or issued by high-credit-quality financial institutions; therefore, the company considers the risk of non-performance on these instruments to be limited.

The company applies the IFRS 9 simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance for all trade accounts receivable and contract assets. To measure the expected credit losses, trade accounts receivable and contract assets have been grouped based on shared credit risk characteristics and the days past due. The contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the trade accounts receivable for the same type of contracts. The company has therefore concluded that the expected loss rates for trade accounts receivable are a reasonable approximation of the loss rates for the contract assets. The expected loss rates are based on the payment profiles of sales over a period of 60 months. The historical loss rates are adjusted to reflect current and forward-looking information on economic factors affecting the ability of the customers to settle the accounts receivable.

For the years ended August 31, 2018, 2019 and 2020, no customer represented more than 10% of sales.

The following table summarizes the age of trade accounts receivable:

	As at August 31,
	2020	2019

Current	$40,595	$39,054
Past due, 0 to 30 days	7,622	3,529
Past due, 31 to 60 days	1,677	2,006
Past due, more than 60 days	6,397	6,928
	$56,291	$51,517

Changes in the allowance for doubtful accounts are as follows:

	Years ended August 31,
	2020	2019

Balance – Beginning of year	$1,535	$772
IFRS 9 adoption initial adjustment	–	303
Addition charged to net loss	1,173	864
Write-off of uncollectible accounts and reversal	(953)	(404)
Balance – End of year	$1,755	$1,535

Liquidity risk

Liquidity risk is defined as the potential that the company cannot meet its obligations as they become due.

The following tables summarize the contractual maturity of the company’s derivative and non-derivative financial liabilities:

	As at August 31, 2020
	No later than one year	Later than 1 year and no later than 5 years

Bank loan	$32,737	$–
Accounts payable and accrued liabilities	41,238	–
Forward exchange contracts
Outflow	37,600	22,400
Inflow	(38,364)	(23,128)
Long-term debt	2,076	2,144
Other liabilities	4,032	–
Total	$79,319	$1,416

	As at August 31, 2019
	No later than one year	Later than 1 year and no later than 5 years	Later than 5 years

Bank loan	$5,000	$–	$–
Accounts payable and accrued liabilities	49,945	–	–
Forward exchange contracts
Outflow	39,000	25,900	–
Inflow	(38,252)	(25,585)	–
Long-term debt	2,449	3,237	56
Other liabilities	1,606	–	–
Total	$59,748	$3,552	$56

As at August 31, 2020, the company had $33,737,000 in cash and short-term investments and $60,346,000 in accounts receivable. In addition to these financial assets, the company has unused available lines of credit totaling $44,485,000 for working capital and general corporate purposes, including potential acquisitions as well as unused lines of credit totaling $22,416,000 for foreign currency exposure related to its forward exchange contracts (note 11).